UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2007–February 29, 2008

Item 1: Reports to Shareholders

Vanguard® CMT Funds

February 29, 2008

Vanguard® Market Liquidity Fund
Vanguard® Municipal Cash Management Fund

	August 31, 2007- February 29, 2008

		Average	7-Day SEC
		Institutional	Yield[2]:
Vanguard CMT Funds	Vanguard	Money Market	02/29/2008
	Fund	Fund[1]

Total Returns
Market Liquidity	2.4%	2.2%	3.66%
Municipal Cash Management	1.6	--	2.80%

1. Derived from data provided by Lipper Inc.

2. The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

FUND PROFILES

As of 02/29/2008

These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND

Financial Attributes

7-Day SEC Yield	3.66%
Average Weighted Maturity	23 days
Average Quality[1]	Aaa
Expense Ratio	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	41.2%
Commercial Paper	11.5

Collateralized Repurchase Agreements	42.0
Treasury/Agency	3.8
Other	1.5

Distribution by Credit Quality[1] (% of portfolio)
Aaa	48.8%
Aa	49.8
A	1.4

1. Moody’s Investors Service.

MUNICIPAL CASH MANAGEMENT FUND

Financial Attributes

7-Day SEC Yield	2.80%
Average Weighted Maturity	6 days
Average Quality[1]	MIG-1
Expense Ratio	0.010%

Distribution by Credit Quality[2] (% of portfolio)
MIG-1/SP-1+/F-1+	98.7%
A-1/P-1/F-1	1.0
AAA/AA	0.3

Largest State Concentrations[3]
Texas	12.0%
New York	8.7
Florida	7.9
Illinois	5.5
Alaska	5.4
Michigan	5.4
Pennsylvania	5.0
Washington	4.4
Georgia	4.3
Mississippi	4.2
Top Ten	62.8%

1. Moody’s Investors Service.

2. Ratings: Moody’s Investor Service, Standard & Poor’s, Fitch.

3. Percentages of total net assets, excluding any futures contracts.

Performance Summary

Average Annual Total Returns for periods ended December 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Since Inception
Market Liquidity	7/19/2004	5.35%	4.24%
Municipal Cash Management	7/19/2004	3.69	2.97

FINANCIAL STATEMENTS (UNAUDITED)

VANGUARD MARKET LIQUIDITY FUND

As of February 29, 2008

Statement of Net Assets

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund's semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC's website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 202-551-8090.

			Face	Market
		Maturity	Amount	Value•
	Yield**	Date	($000)	($000)
U.S. Government & Agency Obligations (3.8%)
Federal Home Loan Bank	2.677%	5/2/08	35,000	34,840
Federal Home Loan Bank	2.726%	5/14/08	200,000	198,886
Federal Home Loan Bank	2.726%	5/16/08	10,450	10,390
Federal Home Loan Bank	2.718%-2.758%	5/23/08	330,925	328,842
Federal Home Loan Bond	2.719%	5/28/08	85,000	84,439
Federal National Mortgage Assn.	4.010%	4/9/08	200,000	199,140
Federal National Mortgage Assn.	3.651%	4/16/08	26,777	26,653
Total U.S. Government & Agency Obligations
(Cost $883,190)				883,190
Commercial Paper (11.5%)
Finance--Auto (1.4%)
American Honda Finance	3.886%	4/10/08	38,500	38,335
1 BMW US Capital LLC	2.952%	3/3/08	41,986	41,979
1 BMW US Capital LLC	2.952%	3/4/08	100,000	99,975
Toyota Motor Credit Corp.	2.942%	3/4/08	50,000	49,988
Toyota Motor Credit Corp.	4.749%	3/7/08	20,000	19,984
Toyota Motor Credit Corp.	4.194%	4/9/08	75,000	74,663
				324,924
Finance--Other (1.8%)
American Express Credit Corp.	4.757%	3/3/08	50,000	49,987
General Electric Capital Corp.	3.519%	3/18/08	67,000	66,889
General Electric Capital Corp.	3.442%	3/28/08	300,000	299,230
				416,106
Foreign Banks (6.8%)
Abbey National NA LLC	3.002%-3.031%	3/3/08	44,000	43,993
1 Australia & New Zealand Banking Group, Ltd.	4.468%	4/1/08	59,250	59,024
1 Australia & New Zealand Banking Group, Ltd.	3.002%	5/14/08	50,000	49,694
Bank of Scotland PLC	4.029%	3/19/08	6,200	6,188
Bank of Scotland PLC	4.430%	4/9/08	53,900	53,644
CBA (Delaware) Finance Inc.	5.064%	3/5/08	39,000	38,978
CBA (Delaware) Finance Inc.	5.013%	3/12/08	25,000	24,962
CBA (Delaware) Finance Inc.	4.623%	4/4/08	145,000	144,374
CBA (Delaware) Finance Inc.	4.449%	4/8/08	99,500	99,038
1 Danske Corp.	3.081%	3/3/08	14,100	14,098
1 Danske Corp.	3.072%	3/5/08	230,000	229,922
1 Danske Corp.	4.890%	3/18/08	100,000	99,772
Dexia Delaware LLC	3.121%	3/3/08	75,000	74,987
Dexia Delaware LLC	3.429%	4/22/08	43,000	42,789
Dexia Delaware LLC	3.013%	5/21/08	25,000	24,832
HSBC USA, Inc.	3.200%	4/18/08	17,000	16,928
Lloyds TSB Bank	3.012%	3/5/08	35,000	34,988
1 National Australia Funding (Delaware)	3.031%	3/3/08	145,000	144,976
Santander Central Hispano Finance (Delaware), Inc.	5.515%	3/13/08	115,000	114,794
Societe Generale N.A. Inc.	4.999%	3/12/08	100,000	99,849
Societe Generale N.A. Inc.	4.500%	4/3/08	26,936	26,826
State Street Bank & Trust	3.032%	3/5/08	59,000	58,980
State Street Bank & Trust	3.456%	4/11/08	44,000	43,828
Svenska Handelsbanken, Inc.	2.993%	5/5/08	36,000	35,807
				1,583,271
Foreign Industrial (1.5%)
1 BP Capital Markets PLC	4.573%	3/28/08	40,000	39,865

1 GlaxoSmithKline Finance PLC	4.705%	3/3/08	90,000	89,977
Nestle Finance France SA	3.580%	4/16/08	10,000	9,955
Nestle Finance France SA	2.850%	5/8/08	18,000	17,904
Nestle Finance France SA	2.863%	6/5/08	148,250	147,127
1 Procter & Gamble International Funding SCA	2.958%	3/5/08	29,425	29,415
				334,243
Total Commercial Paper
(Cost $2,658,544)				2,658,544
Certificates of Deposit (33.0%)
Certificates of Deposit--U.S. Banks (6.5%)
Branch Banking & Trust Co.	2.930%	3/5/08	37,000	37,000
Branch Banking & Trust Co.	2.930%	5/1/08	210,500	210,500
Branch Banking & Trust Co.	2.960%	5/5/08	44,000	44,000
Branch Banking & Trust Co.	2.950%	5/8/08	68,000	68,000
Citibank, N.A.	3.070%	5/6/08	160,000	160,000
HSBC Bank USA, NA	4.230%	4/10/08	95,000	95,001
HSBC Bank USA, NA	4.000%	4/15/08	30,000	30,000
HSBC Bank USA, NA	3.800%	4/16/08	57,000	57,000
JPMorgan Chase Bank	2.970%	5/21/08	110,000	110,000
State Street Bank & Trust	4.850%	3/18/08	190,000	190,000
State Street Bank & Trust	3.750%	4/16/08	37,000	37,000
US Bank National Association	2.900%	5/15/08	34,000	34,000
US Bank National Association	2.990%	5/8/08	35,500	35,500
US Bank National Association	2.900%	5/12/08	34,000	34,000
US Bank National Association	2.900%	5/30/08	36,000	36,000
Wells Fargo Bank, N.A.	3.030%	3/18/08	323,000	323,000
				1,501,001
Yankee Certificates of Deposit--U.S. Branches (26.5%)
Australia and New Zealand Banking Group (New York Branch)	3.000%	3/6/08	65,000	65,000
Australia and New Zealand Banking Group (New York Branch)	4.630%	4/2/08	183,000	183,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	5.380%	3/11/08	12,500	12,507
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	4.635%	4/3/08	125,000	125,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	3.160%	5/1/08	150,000	150,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	3.000%	5/5/08	50,000	50,000
Bank of Nova Scotia (Houston Branch)	4.600%	3/3/08	15,000	15,001
Bank of Nova Scotia (Houston Branch)	3.080%	3/17/08	30,000	30,000
Bank of Nova Scotia (Portland Branch)	4.400%	4/7/08	100,000	100,000
Bank of Nova Scotia (Portland Branch)	4.230%	4/14/08	100,000	100,000
Bank of Nova Scotia (Portland Branch)	3.820%	4/15/08	100,000	100,000
Bank of Scotland PLC (New York Branch)	3.500%	4/24/08	100,000	100,000
Barclays Bank PLC (New York Branch)	5.500%	3/11/08	125,000	125,000
Barclays Bank PLC (New York Branch)	5.180%	3/19/08	123,000	123,000
Barclays Bank PLC (New York Branch)	4.600%	4/4/08	150,000	150,000
BNP Paribas (New York Branch)	5.130%	3/3/08	175,000	175,000
BNP Paribas (New York Branch)	3.070%	3/5/08	30,000	30,000
BNP Paribas (New York Branch)	4.380%	4/10/08	150,000	150,000
Calyon (New York Branch)	3.060%	3/4/08	100,000	100,000
Commonwealth Bank of Australia (New York Branch)	4.960%	3/24/08	100,000	100,000
Credit Suisse (New York Branch)	4.850%	3/26/08	250,000	250,000
Credit Suisse (New York Branch)	4.620%	4/2/08	100,000	100,000
Deutsche Bank AG (New York Branch)	3.800%	4/21/08	284,000	284,000
Deutsche Bank AG (New York Branch)	3.060%	5/6/08	65,000	65,000
Dexia Credit Local (New York Branch)	5.030%	3/3/08	150,000	150,000
Dexia Credit Local (New York Branch)	3.090%	3/4/08	28,000	28,000
Dexia Credit Local (New York Branch)	4.600%	4/3/08	99,000	99,000
Fortis Bank NV-SA (New York Branch)	3.230%	4/30/08	233,000	233,000
Fortis Bank NV-SA (New York Branch)	3.040%	5/21/08	100,000	100,000
KBC Bank N.V. (New York Branch)	3.000%	3/7/08	315,000	315,000
Lloyds TSB Bank PLC (New York Branch)	3.250%	4/24/08	35,000	35,003
Nordea Bank Finland PLC (New York Branch)	2.930%	3/4/08	80,000	80,000
Nordea Bank Finland PLC (New York Branch)	5.130%	3/7/08	110,000	110,000
Nordea Bank Finland PLC (New York Branch)	4.550%	4/3/08	150,000	150,000
Rabobank Nederland (New York Branch)	5.080%	3/3/08	120,000	120,000
Rabobank Nederland (New York Branch)	3.750%	4/17/08	170,000	170,000
Rabobank Nederland (New York Branch)	2.950%	5/5/08	40,000	40,000
Rabobank Nederland (New York Branch)	3.010%	5/7/08	20,000	20,000
Royal Bank of Canada (New York Branch)	3.790%	4/16/08	44,000	44,000

Royal Bank of Canada (New York Branch)	2.950%	5/12/08	84,000	84,000
Royal Bank of Canada (New York Branch)	3.000%	5/19/08	110,000	110,000
Royal Bank of Scotland PLC (New York Branch)	4.350%	4/8/08	150,000	150,000
Royal Bank of Scotland PLC (New York Branch)	4.210%	4/14/08	16,000	16,013
Royal Bank of Scotland PLC (New York Branch)	4.880%	4/18/08	12,000	12,020
Svenska Handelsbanken, AB (New York Branch)	4.140%	3/18/08	200,000	200,000
Svenska Handelsbanken, AB (New York Branch)	3.000%	5/5/08	95,000	95,000
Svenska Handelsbanken, AB (New York Branch)	3.070%	5/5/08	10,000	10,000
Toronto Dominion (New York Branch)	5.100%	3/11/08	75,000	75,000
Toronto Dominion (New York Branch)	4.700%	4/1/08	50,000	50,000
Toronto Dominion (New York Branch)	4.020%	4/15/08	40,000	40,000
Toronto Dominion (New York Branch)	3.000%	5/21/08	100,000	100,000
Toronto Dominion (New York Branch)	3.040%	5/22/08	60,000	60,000
UBS AG (Stamford Branch)	5.250%	4/10/08	30,000	30,042
UBS AG (Stamford Branch)	3.790%	4/16/08	250,000	250,000
UBS AG (Stamford Branch)	3.185%	4/23/08	100,000	100,000
Westpac Banking Corp. (New York Branch)	4.700%	4/1/08	100,000	100,000
Westpac Banking Corp. (New York Branch)	4.630%	4/3/08	200,000	200,000
Westpac Banking Corp. (New York Branch)	4.700%	4/4/08	100,000	100,011
Westpac Banking Corp. (New York Branch)	4.545%	4/7/08	9,350	9,353
				6,167,950

Total Certificates of Deposit
(Cost $7,668,951)				7,668,951
Eurodollar Certificates of Deposit (8.0%)
ABN-AMRO Bank NV	3.950%	4/16/08	100,000	100,000
Banco Santander Central Hispano	4.440%	4/10/08	90,000	90,004
Banco Santander Central Hispano	4.000%	4/16/08	36,000	36,001
Banco Santander Central Hispano	3.870%	4/18/08	75,000	75,002
Bank of Scotland PLC	3.200%	5/2/08	190,000	190,000
Commonwealth Bank of Australia	4.960%	3/20/08	75,000	75,000
Credit Agricole S.A.	4.900%	3/31/08	100,000	100,000
Credit Agricole S.A.	4.535%	4/8/08	100,000	100,000
HBOS Treasury Services PLC	5.500%	3/14/08	150,000	150,000
HSBC Bank PLC	3.800%	4/18/08	90,000	90,000
HSBC Bank PLC	3.640%	4/24/08	20,000	20,000
HSBC Bank PLC	3.640%	4/24/08	19,000	19,001
ING Bank N.V.	3.180%	4/30/08	140,000	140,000
KBC Bank N.V.	4.250%	3/14/08	30,000	30,000
Lloyds TSB Bank PLC	4.000%	4/15/08	120,000	120,000
Lloyds TSB Bank PLC	3.000%	5/12/08	170,000	170,000
National Australia Bank	4.200%	4/14/08	150,000	150,000
Societe Generale	4.630%	4/7/08	100,000	100,000
Societe Generale	4.600%	4/8/08	50,000	50,000
Societe Generale	3.970%	4/16/08	50,000	50,000
Total Eurodollar Certificates of Deposit
(Cost $1,855,008)				1,855,008
Other Notes (1.5%)
Bank of America, N.A.	5.020%	3/4/08	250,000	250,000
Bank of America, N.A.	5.050%	3/10/08	100,000	100,000
Total Other Notes
(Cost $350,000)				350,000

Repurchase Agreements (41.9%)

Banc of America Securities, LLC
(Dated 2/29/08, Repurchase Value $859,218,000, collateralized by
Federal Home Loan Bank Discount Note, 4/25/08-12/11/08,
Federal Home Loan Bank 2.650%-5.375%, 3/14/08-5/18/16,
Federal Home Loan Mortgage Corp. Discount Note, 3/31/08
Federal Home Loan Mortgage Corp. 4.500%-5.125%, 4/18/11-4/18/17,
Federal National Mortgage Assn. 5.125%-7.125%, 7/13/09-1/15/30)	3.040%	3/3/08	859,000	859,000

Barclays Capital Inc.
(Dated 2/29/008, Repurchase Value $2,285,586,000, collateralized by
Federal Farm Credit Bank Discount Note, 1/8/09,

Federal Farm Credit Bank 4.125%-5.250%, 4/15/09-11/28/22,
Federal Home Loan Bank Discount Note, 3/04/08-5/21/08,
Federal Home Loan Bank 2.875%-5.750%, 6/13/08-6/11/21,
Federal Home Loan Mortgage Corp. Discount Note, 3/3/08-5/14/08
Federal Home Loan Mortgage Corp. 2.750%-7.000%, 3/15/08-7/15/32,
Federal National Mortgage Assn. Discount Note, 4/30/08-11/28/08,
Federal National Mortgage Assn. 3.250%-6.375%, 8/15/08-7/15/37)	3.080%	3/3/08	2,285,000	2,285,000
BNP Paribas Securities Corp.
(Dated 2/29/08, Repurchase Value $592,153,000, collateralized by
Federal Home Loan Bank 4.500%-5.875%, 8/14/08-11/27/13,
Federal Home Loan Mortgage Corp. 4.125%-6.625%, 3/5/09-7/12/10,
Federal National Mortgage Assn. Discount Note, 10/31/08,
Federal National Mortgage Assn. 2.500%-5.000%, 2/10/10-12/15/16)	3.100%	3/3/08	592,000	592,000

Credit Suisse Securities (USA) LLC
(Dated 2/29/08, Repurchase Value $1,248,320,000, collateralized by
Federal Farm Credit Bank 2.625%-7.320%, 3/19/09-3/14/22,
Federal Home Loan Bank 2.625%-7.375%, 4/7/08-6/11/21,
Federal Home Loan Mortgage Corp. 3.250%-7.000%, 4/15/08-7/15/32,
Federal National Mortgage Assn. 0.000%-8.950%, 5/15/08-5/15/30)	3.080%	3/3/08	1,248,000	1,248,000

Deutsche Bank Securities, Inc.
(Dated 2/29/08, Repurchase Value $1,905,492,000, collateralized by
Federal Home Loan Bank 2.850%-5.125%, 7/7/08-3/10/17,
Federal Home Loan Mortgage Corp. Discount Note, 4/14/08
Federal Home Loan Mortgage Corp. 5.125%-6.625%, 5/21/09-7/15/32,
Federal National Mortgage Assn. Discount Note, 5/28/08,
Federal National Mortgage Assn. 5.000%-6.375%, 6/15/09-3/15/16)	3.100%	3/3/08	1,905,000	1,905,000

Deutsche Bank Securities, Inc.
(Dated 2/29/08, Repurchase Value $111,029,000, collateralized by
Federal Home Loan Bank 5.625%, 3/14/36,
Federal Home Loan Mortgage Corp. 4.125%, 12/21/12)	3.150%	3/3/08	111,000	111,000

Greenwich Capital Markets, Inc.
(Dated 2/29/08, Repurchase Value $986,253,000, collateralized by
Federal Farm Credit Bank 2.650%-6.900%, 4/2/08-12/28/23,
Federal Home Loan Bank Discount Note, 5/14/08-8/27/08,
Federal Home Loan Mortgage Corp. Discount Note, 2/2/09
Federal National Mortgage Assn. Discount Note, 5/14/08-5/28/08,
Federal National Mortgage Assn. 2.500%-8.200%, 4/10/08-11/15/30)	3.080%	3/3/08	986,000	986,000

RBC Capital Markets Corp.
(Dated 2/29/08, Repurchase Value $396,103,000, collateralized by
Federal Farm Credit Bank 4.125%-5.400%, 9/26/08-10/5/15,
Federal Home Loan Bank 3.500%-6.500%, 4/16/08-6/11/21,
Federal Home Loan Mortgage Corp. Discount Note, 3/10/08-8/25/08
Federal Home Loan Mortgage Corp. 2.875%-7.000%, 9/15/08-7/15/32,
Federal National Mortgage Assn. 3.250%-6.625%, 5/15/08-11/15/30)	3.110%	3/3/08	396,000	396,000

UBS Securities LLC
(Dated 2/29/08, Repurchase Value $1,346,344,000, collateralized by
Federal Farm Credit Bank 2.700%-5.410%, 8/14/09-4/17/36,
Federal Home Loan Bank 2.600%-7.625%, 3/14/08-3/14/36,
Federal Home Loan Mortgage Corp. 2.750%-7.000%, 3/15/08-3/15/31,
Federal National Mortgage Assn. 0.000%-7.250%, 4/10/08-11/15/30)	3.070%	3/3/08	1,346,000	1,346,000

Total Repurchase Agreements
(Cost $9,728,000)				9,728,000

Total Investments (99.7%)
(Cost $23,143,693)				23,143,693

Other Assets and Liabilities (0.3%)
Other Assets				62,415
Liabilities				(31)
				62,384

Net Assets (100%)

Applicable to 23,206,203,710 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)	23,206,077
Net Asset Value Per Share	$1.00

At February 29, 2008, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	23,206,204	$1.00
Undistributed Net Investment Income	-	-
Accumulated Net Realized Losses	(127)	-
Unrealized Appreciation	-	-
Net Assets	23,206,077	$1.00

• See Note A in Notes to Financial Statements.

•• Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of these securities was $898,697,000, representing 3.9% of net assets.

Vanguard Market Liquidity Fund

Statement of Operations

Six Months Ended
February 29, 2008
($000)
Investment Income
Income
Interest	505,248
Total Income	505,248
Expenses
The Vanguard Group-Note B
Management and Administrative	535
Total Expenses	535
Net Investment Income	504,713
Realized Net Gain (Loss) on Investment Securities Sold	40
Change in Unrealized Appreciation (Depreciation) of Investment Securities	-
Net Increase (Decrease) in Net Assets Resulting from Operations	504,753

See accompanying Notes, which are an integral part of the financial statements.

Vanguard Market Liquidity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29, 2008	August 31, 2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	504,713	1,140,439
Realized Net Gain (Loss)	40	(166)
Change in Unrealized Appreciation (Depreciation)	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	504,753	1,140,273
Distributions
Net Investment Income	(504,713)	(1,140,439)
Realized Capital Gain	-	-
Total Distributions	(504,713)	(1,140,439)
Capital Share Transactions (at $1.00)
Issued	113,738,034	211,122,771
Issued in Lieu of Cash Distributions	504,713	1,140,437
Redeemed	(109,817,279)	(209,703,812)
Net Increase (Decrease) from Capital Share Transactions	4,425,468	2,559,396
Total Increase (Decrease)	4,425,508	2,559,230
Net Assets
Beginning of Period	18,780,569	16,221,339
End of Period	23,206,077	18,780,569

See accompanying Notes, which are an integral part of the financial statements.

Vanguard Market Liquidity Fund

Financial Highlights

	Six Months Ended		Year Ended August 31,		July 19, 2004[1] to
For a Share Outstanding Throughout Each Period	February 29, 2008	2007	2006	2005	August 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.024	.053	.046	.026	.002
Net Realized and Unrealized Gain (Loss) on Investments	-	-	-	-	-
Total from Investment Operations	.024	.053	.046	.026	.002
Distributions
Dividends from Net Investment Income	(.024)	(.053)	(.046)	(.026)	(.002)
Distributions from Realized Capital Gains	-	-	-	-	-
Total Distributions	(.024)	(.053)	(.046)	(.026)	(.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	2.38%	5.48%	4.68%	2.60%	0.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,206	$18,781	$16,221	$15,303	$20,867
Ratio of Total Expenses to Average Net Assets	0.005%*	0.005%	0.01%	0.01%	0.01%*
Ratio of Net Investment Income to Average Net Assets	4.72%*	5.34%	4.61%	2.57%	1.44%*

1 Commencement of operations.

* Annualized.

See accompanying Notes, which are an integral part of the financial statements.

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004 – 2007) and for the period ended February 29, 2008, and concluded that no provision for federal income taxes is required in the financial statements.

4. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management and administrative services at cost and pays for all other operating expenses, except for taxes. The fund’s trustees and officers are also directors and officers of Vanguard.

FINANCIAL STATEMENTS (UNAUDITED)

VANGUARD MUNICIPAL CASH MANAGEMENT FUND

As of February 29, 2008

Statement of Net Assets

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund's semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC's website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 202-551-8090.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Municipal Bonds (99.5%)

	Alabama (2.0%)
	Alabama Private Colleges & Univ. Fac. Auth. Student Housing Rev. (Birmingham-Southern College) VRDO	3.210%	3/7/08	LOC	11,285	11,285
1	Alabama Public School & College Auth. TOB VRDO	3.210%	3/7/08	(4)	11,935	11,935
1	Alabama Public School & College Auth. TOB VRDO	3.210%	3/7/08		4,400	4,400
1	Univ. of Alabama General Rev. TOB VRDO	3.490%	3/7/08	(1)	5,160	5,160
						32,780
	Alaska (5.4%)
	Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	3.500%	3/3/08		10,100	10,100
	Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	3.500%	3/3/08		39,275	39,275
	Valdez AK Marine Terminal Rev. (Exxon Pipeline Co.) VRDO	3.750%	3/3/08		23,700	23,700
	Valdez AK Marine Terminal Rev. (Exxon Pipeline Co.) VRDO	3.750%	3/3/08		14,430	14,430
						87,505
	Arizona (0.5%)
1	Arizona State Univ. COP TOB PUT	3.800%	3/13/08	(2)	5,405	5,405
	Phoenix AZ Civic Improvement Corp. Wastewater System Rev. VRDO	8.500%	3/7/08	(1)	3,000	3,000
						8,405
	Colorado (1.4%)
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.250%	3/7/08		16,000	16,000
1	Colorado State COP Univ. of Colorado Denver Health Science Center Fitzsimons Academic Fac. Project TOB VRDO	3.490%	3/7/08	(1)	7,200	7,200
						23,200
	Connecticut (0.1%)
	Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) VRDO	3.000%	3/3/08		1,400	1,400

	Delaware (1.8%)
	Univ. of Delaware Rev. VRDO	4.000%	3/3/08		13,000	13,000
	Univ. of Delaware Rev. VRDO	4.000%	3/3/08		15,880	15,880
						28,880
	District of Columbia (0.3%)
	District of Columbia Rev. (Washington Drama Society) VRDO	3.150%	3/7/08	LOC	5,000	5,000

	Florida (7.9%)
	Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.) VRDO	3.700%	3/3/08	LOC	31,300	31,300
	Broward County FL EDL Facs. Auth. Rev. VRDO	3.700%	3/3/08	LOC	3,100	3,100
	Jacksonville FL Econ. Dev. Community Health Care Fac. Rev. VRDO	3.700%	3/3/08	LOC	2,985	2,985
	Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	3.700%	3/3/08	LOC	31,520	31,520
	Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	3.700%	3/3/08	LOC	11,930	11,930
	Orange County FL IDA Ind. Dev. Rev. (Catholic Charities) VRDO	3.700%	3/3/08	LOC	10,000	10,000
	Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	3.700%	3/3/08	LOC	25,290	25,290
	Sarasota FL Manatee Airport Auth. Rev. VRDO	3.700%	3/3/08	LOC	4,450	4,450
	Univ. of South Florida Financing Corp. VRDO	3.120%	3/7/08	LOC	6,500	6,500
						127,075
	Georgia (4.3%)
1	Atlanta GA Airport Passenger Charge Rev. TOB VRDO	3.210%	3/7/08	(4)	3,525	3,525
	Atlanta GA Dev. Auth. Rev. (Botanical Garden Imports) VRDO	3.250%	3/7/08	LOC	10,000	10,000
	Forsyth County GA Water & Sewer Auth. Rev. VRDO	3.160%	3/7/08		10,870	10,870

Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO		2.900%	3/7/08	9,625	9,625
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO		2.900%	3/7/08	3,155	3,155
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO		2.900%	3/7/08	32,975	32,975
					70,150
	Illinois (5.5%)
	Chicago IL Board of Educ. VRDO	3.450%	3/3/08 (4)	11,640	11,640
	Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	2.890%	3/7/08 LOC	4,700	4,700
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	3.160%	3/7/08	5,025	5,025
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	3.160%	3/7/08	12,847	12,847
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	3.500%	3/3/08	31,300	31,300
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	3.250%	3/3/08	2,300	2,300
	Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	3.160%	3/7/08	9,785	9,785
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	3.200%	3/7/08 LOC	6,470	6,470
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	3.310%	3/7/08 LOC	5,145	5,145
					89,212
	Kansas (0.4%)
	Kansas Dev. Finance Auth. Rev. (Sisters of Charity) VRDO	3.500%	3/3/08	5,960	5,960

	Kentucky (2.7%)
	Berea KY Educ. Fac. Rev. (Berea College) VRDO	4.000%	3/3/08	2,900	2,900
	Christian County KY Association County Leasing Program Rev. VRDO	3.500%	3/3/08 LOC	2,000	2,000
	Kentucky Inc. Public Energy Auth. Gas Supply Rev. VRDO	3.660%	3/3/08	38,251	38,251
					43,151
	Louisiana (1.7%)
	Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) VRDO	3.700%	3/3/08 LOC	28,000	28,000

	Massachusetts (3.1%)
	Massachusetts GO VRDO	3.550%	3/3/08	23,995	23,995
	Massachusetts GO VRDO	3.550%	3/3/08	9,100	9,100
	Massachusetts GO VRDO	4.020%	3/3/08	5,300	5,300
	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	0.850%	7/3/08	11,234	11,234
					49,629
	Michigan (5.4%)
1	Detroit MI City School Dist. TOB VRDO	3.260%	3/7/08 (4)	5,550	5,550
	Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	4.000%	3/3/08	16,875	16,875
	Univ. of Michigan Hosp. Rev. VRDO	4.000%	3/3/08	9,950	9,950
	Univ. of Michigan Hosp. Rev. VRDO	4.000%	3/3/08	7,200	7,200
	Univ. of Michigan Hosp. Rev. VRDO	3.100%	3/7/08	32,200	32,200
	Univ. of Michigan Univ. Rev. VRDO	3.100%	3/7/08	14,950	14,950
					86,725
	Mississippi (4.2%)
	Jackson County MS Port Fac. (Chevron USA Inc.) VRDO	3.650%	3/3/08	39,500	39,500
	Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone (Chevron USA Inc. Project) VRDO	2.850%	3/7/08	11,500	11,500
	Mississippi GO VRDO	3.050%	3/7/08	5,970	5,970
1	Univ. of Southern Mississippi Educ. Building Corp. Rev. TOB VRDO	3.410%	3/7/08 (4)	10,455	10,455
					67,425
	Missouri (2.5%)
	Curators of the Univ. of Missouri System Fac. Rev. VRDO	3.450%	3/3/08	3,000	3,000
	Curators of the Univ. of Missouri System Fac. Rev. VRDO	3.350%	3/7/08	30,000	30,000
	Missouri Health & Educ. Fac. Auth. (Washington Univ.) VRDO	3.500%	3/3/08	6,600	6,600
					39,600
	Nevada (2.4%)
1	Clark County NV School Dist. GO TOB VRDO	3.160%	3/7/08	5,250	5,250
1	Clark County NV School Dist. GO TOB VRDO	3.200%	3/7/08 (1)	12,005	12,005
	Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding VRDO	4.000%	3/3/08	22,400	22,400
					39,655
	New Mexico (0.4%)
	Hurley NM PCR (Kennecott Santa Fe Corp. Project British Petroleum) VRDO	3.500%	3/3/08	6,900	6,900

	New York (8.7%)
	New York City NY GO VRDO	3.000%	3/3/08 LOC	400	400
	New York City NY GO VRDO	3.100%	3/3/08 LOC	16,700	16,700

	New York City NY GO VRDO	3.400%	3/3/08 LOC		19,000	19,000
	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - 90 West Street) VRDO	2.820%	3/7/08 LOC		25,000	25,000
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.400%	3/3/08		4,600	4,600
	New York City NY Transitional Finance Auth. Rev. VRDO	3.050%	3/3/08		3,800	3,800
	New York City NY Transitional Finance Auth. Rev. VRDO	3.910%	3/3/08		24,400	24,400
	New York City NY Transitional Finance Auth. Rev. VRDO	4.000%	3/3/08		8,465	8,465
	New York City NY Transitional Finance Auth. Rev. VRDO	4.000%	3/3/08		6,100	6,100
	New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.080%	3/7/08		2,600	2,600
	New York State Housing Finance Agency Rev. VRDO	2.850%	3/7/08 LOC		2,600	2,600
	New York State Housing Finance Agency Rev. VRDO	3.170%	3/7/08 LOC		27,100	27,100
						140,765
	North Carolina (2.1%)
1	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	3.190%	3/7/08		3,975	3,975
1	North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) TOB VRDO	3.260%	3/7/08		15,205	15,205
	Wilmington NC GO VRDO	2.900%	3/7/08		14,000	14,000
						33,180
	Ohio (3.6%)
	Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	3.450%	3/3/08		7,100	7,100
1	Greene County OH Sewer System Rev. TOB VRDO	4.660%	3/7/08	(2)(4)	9,000	9,000
1	Northeast Ohio Regional Sewer Dist. Rev. TOB VRDO	3.410%	3/7/08	(1)	6,770	6,770
	Ohio Common Schools GO VRDO	2.850%	3/7/08		6,235	6,235
	Ohio Common Schools GO VRDO	3.000%	3/7/08		9,610	9,610
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.650%	3/3/08	LOC	8,900	8,900
	Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	8.000%	3/7/08	(1)	10,890	10,890
						58,505
	Oregon (1.2%)
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	3.020%	3/7/08		5,810	5,810
	Oregon State Var-Veterans Welfare VRDO	3.150%	3/3/08		3,000	3,000
1	Washington Clackamas & Yamhill County OR School Dist. TOB VRDO	3.200%	3/7/08	LOC	10,040	10,040
						18,850
	Pennsylvania (5.0%)
	Delaware County PA IDA Airport Fac. (United Parcel Service) VRDO	3.820%	3/3/08		1,300	1,300
	Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	3.120%	3/3/08		4,000	4,000
	Governor Mifflin PA School Dist. VRDO	3.380%	3/7/08	(4)	15,000	15,000
	Nazareth PA School Dist. GO VRDO	3.190%	3/7/08	(4)	6,000	6,000
	Pennsylvania State Univ. Rev. VRDO	3.040%	3/7/08		7,420	7,420
	Pennsylvania Turnpike Comm. Registration Fee Rev. VRDO	3.160%	3/7/08	(4)	6,675	6,675
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.450%	3/3/08		22,300	22,300
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.450%	3/3/08		4,600	4,600
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.450%	3/3/08		4,500	4,500
1	Philadelphia PA School Dist. TOB VRDO	3.450%	3/7/08	(4)	8,720	8,720
						80,515
	South Carolina (3.4%)
	Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	3.000%	3/7/08		34,920	34,920
1	Greenville County SC School Dist. Installment Rev. TOB VRDO	3.240%	3/7/08	(12)	13,445	13,445
1	Greenville County SC School Dist. TOB VRDO	3.200%	3/7/08		6,000	6,000
						54,365
	Tennessee (3.5%)
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) CP	2.700%	3/12/08		20,000	20,000
	Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.550%	3/3/08		30,560	30,560
1	Sullivan County TN Health & Housing Fac. Board Hosp. Rev. (Wellmont Health System) TOB VRDO	3.220%	3/7/08		5,500	5,500
						56,060
	Texas (12.0%)
	Board of Regents of the Univ. of Texas System Rev. Financing System VRDO	3.350%	3/7/08		25,000	25,000
1	Board of Regents of the Univ. of Texas System Rev. TOB VRDO	3.410%	3/7/08		5,960	5,960

1	Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	3.200%	3/7/08		5,230	5,230
	Harris County TX Health Fac. Dev. Corp. Rev. (YMCA Greater Houston Area) VRDO	3.500%	3/3/08	LOC	10,800	10,800
	Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's Christian Assn. of Greater Houston) VRDO	3.500%	3/3/08	LOC	11,600	11,600
1	Katy TX Independent School Dist. GO TOB VRDO	3.190%	3/7/08		5,770	5,770
1	Pearland TX Independent School Dist. GO TOB VRDO	3.200%	3/7/08		13,905	13,905
	Texas Dept. of Transp. State Highway Fund Rev. CP	0.850%	4/4/08	LOC	30,000	30,000
1	Texas GO Public Finance Auth. Rev. TOB VRDO	3.160%	3/7/08		3,490	3,490
1	Texas GO TOB VRDO	3.160%	3/7/08		7,600	7,600
1	Texas GO TOB VRDO	3.170%	3/7/08		6,805	6,805
1	Texas GO TOB VRDO	3.190%	3/7/08		6,215	6,215
	Texas Water Dev. Board Rev. VRDO	4.000%	3/3/08		36,300	36,300
1	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.190%	3/7/08		14,385	14,385
1	Waco TX Health Facs. Dev. Corp. TOB VRDO	7.000%	3/7/08	(1)(7)	10,000	10,000
						193,060
	Utah(1.0%)
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	3.500%	3/3/08		16,050	16,050

	Virginia (2.6%)
	Fairfax County VA IDA Hosp. Rev. (Inova Health System Hosp. Project) VRDO	2.850%	3/7/08		28,210	28,210
	Henrico County VA Econ. Dev. Auth. Rev. (Bon Secours Health System) VRDO	2.970%	3/7/08	(12)	8,800	8,800
	Virginia College Building Auth. Educ. Fac. Rev. (Univ. Richmond Project) VRDO	3.450%	3/3/08		5,200	5,200
						42,210
	Washington (4.4%)
1	King County WA Sewer Rev. TOB VRDO	3.410%	3/7/08	(4)	3,795	3,795
1	Seattle WA Water System Rev. TOB VRDO	3.210%	3/7/08	(4)	5,060	5,060
1	Washington GO TOB VRDO	3.190%	3/7/08		12,000	12,000
1	Washington GO TOB VRDO	3.410%	3/7/08		9,495	9,495
	Washington Health Care Fac. Auth. (Multicare Health System) VRDO	3.550%	3/3/08	(4)	22,985	22,985
	Washington Public Power Supply System Rev. (Nuclear Project) VRDO	2.980%	3/7/08	LOC	17,875	17,875
						71,210

	Total Municipal Bonds
	(Cost $1,605,422)					1,605,422
	Other Assets and Liabilities (0.5%)

	Other Assets					7,791
	Liabilities					(6)
						7,785
	Net Assets (100%)

	Applicable to 1,613,158,895 outstanding $.001 par value shares
	of beneficial interest (unlimited authorization)					1,613,207
	Net Asset Value Per Share					$1.00

	At February 29, 2008, net assets consisted of:
					Amount	Per
					($000)	Share

	Paid-in Capital				1,613,231	$1.00
	Undistributed Net Investment Income				-	-
	Accumulated Net Realized Losses				(24)	-
	Unrealized Appreciation				-	-
	Net Assets				1,613,207	$1.00

• See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of these securities was $270,865,000, representing 16.8% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Vanguard Municipal Cash Management Fund

Statement of Operations

Six Months Ended
February 29, 2008
($000)
Investment Income
Income
Interest	23,982
Total Income	23,982
Expenses
The Vanguard Group—Note B
Management and Administrative	76
Total Expenses	76
Net Investment Income	23,906
Realized Net Gain (Loss) on Investment Securities Sold	-
Change in Unrealized Appreciation (Depreciation) of Investment Securities	-
Net Increase (Decrease) in Net Assets Resulting from Operations	23,906

See accompanying Notes, which are an integral part of the financial statements.

Vanguard Municipal Cash Management Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29, 2008	August 31, 2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,906	58,804
Realized Net Gain (Loss)	-	34
Change in Unrealized Appreciation (Depreciation)	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	23,906	58,838
Distributions
Net Investment Income	(23,906)	(58,804)
Realized Capital Gain	-	-
Total Distributions	(23,906)	(58,804)
Capital Share Transactions (at $1.00)
Issued	3,345,345	6,734,471
Issued in Lieu of Cash Distributions	23,906	58,804
Redeemed	(3,041,112)	(7,544,028)
Net Increase (Decrease) from Capital Share Transactions	328,139	(750,753)
Total Increase (Decrease)	328,139	(750,719)
Net Assets
Beginning of Period	1,285,068	2,035,787
End of Period	1,613,207	1,285,068

See accompanying Notes, which are an integral part of the financial statements.

Vanguard Municipal Cash Management Fund

Financial Highlights

	Six Months Ended		Year Ended August 31,		July 19, 2004[1] to
For a Share Outstanding Throughout Each Period	February 29, 2008	2007	2006	2005	August 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.016	.036	.032	.020	.001
Net Realized and Unrealized Gain (Loss) on Investments	-	-	-	-	-
Total from Investment Operations	.016	.036	.032	.020	.001
Distributions
Dividends from Net Investment Income	(.016)	(.036)	(.032)	(.020)	(.001)
Distributions from Realized Capital Gains	-	-	-	-	-
Total Distributions	(.016)	(.036)	(.032)	(.020)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	1.59%	3.71%	3.20%	2.03%	0.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,613	$1,285	$2,036	$2,106	$11
Ratio of Total Expenses to Average Net Assets	0.010%*	0.011%	0.02%	0.02%	0.02%*
Ratio of Net Investment Income to Average Net Assets	3.16%*	3.64%	3.16%	2.35%	1.13%*

1 Commencement of operations.

* Annualized.

See accompanying Notes, which are an integral part of the financial statements.

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004 – 2007) and for the period ended February 29, 2008, and concluded that no provision for federal income taxes is required in the financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management and administrative services at cost and pays for all other operating expenses, except for taxes. The fund’s trustees and officers are also directors and officers of Vanguard.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid
	August 31, 2007	February 29, 2008	During Period*
Based on Actual Fund Return
Market Liquidity	$1,000.00	$1,023.80	$0.03
Municipal Cash Management	$1,000.00	1,015.92	0.05

Based on Hypothetical 5%Yearly Return
Market Liquidity	$1,000.00	$1,024.84	$0.03
Municipal Cash Management	$1,000.00	1,024.81	0.05

* The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.010%; The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Expense Ratios[1]:
Your Fund compared with its Peer Group
		Average
	Fund	Institutional
	Expense	Money Market
Vanguard CMT Funds	Ratio	Fund
Market Liquidity	0.005%	0.44%
Municipal Cash Management	0.010%	--

1 Fund expense ratios reflect the fiscal year ended February 29, 2008. Peer-group expense ratio is derived from data provided by Lipper Inc., and captures information through year-end 2007.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table below shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years:
Trustee since May 1987;	Chairman of the Board, Chief Executive Officer,
Chairman of the Board and	and Director/Trustee of The Vanguard Group, Inc.,
Chief Executive Officer	and of each of the investment companies served
152 Vanguard Funds Overseen	by The Vanguard Group. Director of Vanguard
Marketing Corporation.

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years:
Trustee since January 2001	Applecore Partners (pro bono ventures in education);
152 Vanguard Funds Overseen	Senior Advisor to Greenwich Associates (international
business strategy consulting); Successor Trustee
of Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the
Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years:
Trustee since January 2008	Executive Chief Staff and Marketing Officer for
152 Vanguard Funds Overseen	North America since 2004 and Corporate Vice
President of Xerox Corporation (photocopiers and
printers); Director of SPX Corporation (multi-
industry manufacturing), of the United Way of
Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years:
Trustee since December 2001[2]	Chairman, President, and Chief Executive Officer
152 Vanguard Funds Overseen	of Rohm and Haas Co. (chemicals); Board Member
of the American Chemistry Council; Director of
Tyco International, Ltd. (diversified manufacturing
and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years:
Trustee since June 2006	President of the University of Pennsylvania since
152 Vanguard Funds Overseen	2004; Professor in the School of Arts and Sciences,
Annenberg School for Communication, and
Graduate School of Education of the University
of Pennsylvania since 2004; Provost (2001–2004)
and Laurance S. Rockefeller Professor of Politics
and the University Center for Human Values
(1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005
and of Schuylkill River Development Corporation
and Greater Philadelphia Chamber of Commerce
since 2004; Trustee of the National Constitution
Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years:
Trustee since July 1998	Corporate Vice President and Chief Global Diversity
152 Vanguard Funds Overseen	Officer since 2006, Vice President and Chief
Information Officer (1997–2005), and Member of
the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of
the University Medical Center at Princeton and
Women’s Research and Education Institute.
André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years:
Trustee since December 2004	George Gund Professor of Finance and Banking,
152 Vanguard Funds Overseen	Harvard Business School; Senior Associate Dean
and Director of Faculty Recruiting, Harvard
Business School; Director and Chairman of UNX,
Inc. (equities trading firm); Chair of the Investment
Committee of HighVista Strategies LLC (private
investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years:
Trustee since January 1993	Chairman, President, Chief Executive Officer,
152 Vanguard Funds Overseen	and Director of NACCO Industries, Inc. (forklift
trucks/housewares/lignite); Director of Goodrich
Corporation (industrial products/aircraft systems
and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years:
Trustee since April 1985	Retired Chairman and Chief Executive Officer
152 Vanguard Funds Overseen	of Rohm and Haas Co. (chemicals); Director
of Cummins Inc. (diesel engines) and
AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University
and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years:
Treasurer since July 1998	Principal of The Vanguard Group, Inc.; Treasurer
152 Vanguard Funds Overseen	of each of the investment companies served by
The Vanguard Group.

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years:
Secretary since July 2005	Managing Director of The Vanguard Group, Inc.,
152 Vanguard Funds Overseen	since 2006; General Counsel of The Vanguard
Group since 2005; Secretary of The Vanguard
Group, and of each of the investment companies
served by The Vanguard Group, since 2005;
Director and Senior Vice President of Vanguard
Marketing Corporation since 2005; Principal of
The Vanguard Group (1997–2006).

Vanguard Senior Management Team
R. Gregory Barton	Paul A. Heller
Mortimer J. Buckley	F. William McNabb III	Ralph K. Packard
Kathleen C. Gubanich	Michael S. Miller	George U. Sauter

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds. More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: April 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: April 18, 2008

VANGUARD CMT FUNDS

By:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: April 18, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.